Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Trust
Supplement dated April 1, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Factors US Growth Style ETF (STLG) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around June 3, 2024, except for the management fee change, which will take effect on April 1, 2024:

	Current	New

Fund Name	iShares Factors US Growth Style ETF	iShares MSCI USA Quality GARP ETF

Ticker	STLG	GARP

Underlying Index	Russell US Large Cap Factors Growth Style Index	MSCI USA Quality GARP Select Index

Investment Objective	The Fund seeks to track the investment results of an index composed of U.S. large- and mid‑capitalization stocks with favorable exposure to target style factors subject to constraints.	The Fund seeks to track the investment results of an index composed of U.S. large- and mid‑capitalization growth stocks exhibiting favorable value and quality characteristics.

Management Fee	0.25%	0.15%
Unless otherwise noted herein, all references in the Summary Prospectus, Prospectus, and SAI to “iShares Factors US Growth Style ETF,” “STLG” and “Russell US Large Cap Factors Growth Style Index” are replaced with the Fund’s new name, new ticker, or new Underlying Index, respectively.
Changes to the Fund’s “Fees and Expenses”
The Annual Fund Operating Expenses table and Example on page S‑1 of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[3]	Total Annual Fund Operating Expenses

0.15%	None	0.00%	0.15%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$15	$48	$85	$192
Change to the Fund’s “Principal Investment Strategies”
The first four paragraphs of the section entitled “Principal Investment Strategies” on pages S‑2 and S‑3 of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Quality GARP Select Index (the “Underlying Index”), which was developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a subset of the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of the large- and mid‑capitalization segments of the U.S. equity market, as defined by the Index Provider. The Underlying Index’s “growth at a reasonable price” or “GARP” strategy seeks to measure the performance of securities in the Parent Index that exhibit stronger growth characteristics, with weighting based on relatively favorable value and quality characteristics.
The Index Provider begins by calculating a “growth score” for each security in the Parent Index using five metrics: long-term forward earnings per share (“EPS”) growth rate; short-term forward EPS growth rate; current internal growth rate (based on return on equity and dividend payout metrics); long-term historical EPS growth trend; and long-term historical sales per share growth trend. The Index Provider then selects securities with higher growth scores until approximately 50% of the aggregate market capitalization of the Parent Index is reached, subject to certain constraints.
The process for weighting the selected securities in the Underlying Index involves calculating a “tilt score” for each security. Two components of the tilt score are value and quality scores, which are calculated for each security relative to its peers within the corresponding Global Industry Classification Standards sector. The value score is based on three metrics: price‑to‑book value, forward price‑to‑earnings ratio, and the ratio of enterprise value to cash flow from operations. The quality score is based on three metrics: return on equity, debt‑to‑equity ratio, and earnings variability.
A security’s tilt score is based on the following:
∎	whether the security is in the top 50% or bottom 50% of the cumulative weight of the selected securities calculated using free float-adjusted market capitalization;
∎	whether the security’s value score is in the top 50% or bottom 50% of the scores of the selected securities; and
∎	the particular quartile in which the security’s quality score falls.
Tilt scores are generally lower for securities with larger market capitalizations and higher for securities with more favorable value and quality scores. To determine a security’s weight in the Underlying Index, its tilt score is multiplied by the security’s market capitalization weight in the Parent Index. The maximum weight of any individual issuer is 5%. The Index Provider also applies constraints on turnover and on sector weights after the tilt score is applied, relative to the sector weights of the Underlying Index before the tilt score is applied (i.e., with sector weights based on the free float-adjusted market capitalization of the selected securities). The Underlying Index is rebalanced on a quarterly basis.
As of March 1, 2024, the Underlying Index consisted of 170 component securities. As of March 1, 2024, a significant portion of the Underlying Index is represented by securities of companies in the information technology and consumer discretionary industries or sectors. The components of the Underlying Index are likely to change over time.
Paragraphs 8‑10 of the section entitled “Principal Investment Strategies” on page S‑3 of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the Fund’s Principal Risks
The section entitled “Style Factors Risk” on page S‑7 of the Summary Prospectus and the Prospectus and page 10 of the Prospectus is deleted in its entirety.
The following sections are added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus:
Quality Stocks Risk. Stocks included in the Underlying Index are deemed by the Index Provider to be quality stocks, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value. Value securities may underperform growth securities and other types of assets as well as the overall stock market. Value securities may go in and out of favor over time, which could affect the performance of the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA Quality GARP ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Trust
Supplement dated April 1, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Factors US Growth Style ETF (STLG) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around June 3, 2024, except for the management fee change, which will take effect on April 1, 2024:

	Current	New

Fund Name	iShares Factors US Growth Style ETF	iShares MSCI USA Quality GARP ETF

Ticker	STLG	GARP

Underlying Index	Russell US Large Cap Factors Growth Style Index	MSCI USA Quality GARP Select Index

Investment Objective	The Fund seeks to track the investment results of an index composed of U.S. large- and mid‑capitalization stocks with favorable exposure to target style factors subject to constraints.	The Fund seeks to track the investment results of an index composed of U.S. large- and mid‑capitalization growth stocks exhibiting favorable value and quality characteristics.

Management Fee	0.25%	0.15%
Unless otherwise noted herein, all references in the Summary Prospectus, Prospectus, and SAI to “iShares Factors US Growth Style ETF,” “STLG” and “Russell US Large Cap Factors Growth Style Index” are replaced with the Fund’s new name, new ticker, or new Underlying Index, respectively.
Changes to the Fund’s “Fees and Expenses”
The Annual Fund Operating Expenses table and Example on page S‑1 of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[3]	Total Annual Fund Operating Expenses

0.15%	None	0.00%	0.15%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$15	$48	$85	$192
Change to the Fund’s “Principal Investment Strategies”
The first four paragraphs of the section entitled “Principal Investment Strategies” on pages S‑2 and S‑3 of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Quality GARP Select Index (the “Underlying Index”), which was developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a subset of the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of the large- and mid‑capitalization segments of the U.S. equity market, as defined by the Index Provider. The Underlying Index’s “growth at a reasonable price” or “GARP” strategy seeks to measure the performance of securities in the Parent Index that exhibit stronger growth characteristics, with weighting based on relatively favorable value and quality characteristics.
The Index Provider begins by calculating a “growth score” for each security in the Parent Index using five metrics: long-term forward earnings per share (“EPS”) growth rate; short-term forward EPS growth rate; current internal growth rate (based on return on equity and dividend payout metrics); long-term historical EPS growth trend; and long-term historical sales per share growth trend. The Index Provider then selects securities with higher growth scores until approximately 50% of the aggregate market capitalization of the Parent Index is reached, subject to certain constraints.
The process for weighting the selected securities in the Underlying Index involves calculating a “tilt score” for each security. Two components of the tilt score are value and quality scores, which are calculated for each security relative to its peers within the corresponding Global Industry Classification Standards sector. The value score is based on three metrics: price‑to‑book value, forward price‑to‑earnings ratio, and the ratio of enterprise value to cash flow from operations. The quality score is based on three metrics: return on equity, debt‑to‑equity ratio, and earnings variability.
A security’s tilt score is based on the following:
∎	whether the security is in the top 50% or bottom 50% of the cumulative weight of the selected securities calculated using free float-adjusted market capitalization;

∎	whether the security’s value score is in the top 50% or bottom 50% of the scores of the selected securities; and
∎	the particular quartile in which the security’s quality score falls.
Tilt scores are generally lower for securities with larger market capitalizations and higher for securities with more favorable value and quality scores. To determine a security’s weight in the Underlying Index, its tilt score is multiplied by the security’s market capitalization weight in the Parent Index. The maximum weight of any individual issuer is 5%. The Index Provider also applies constraints on turnover and on sector weights after the tilt score is applied, relative to the sector weights of the Underlying Index before the tilt score is applied (i.e., with sector weights based on the free float-adjusted market capitalization of the selected securities). The Underlying Index is rebalanced on a quarterly basis.
As of March 1, 2024, the Underlying Index consisted of 170 component securities. As of March 1, 2024, a significant portion of the Underlying Index is represented by securities of companies in the information technology and consumer discretionary industries or sectors. The components of the Underlying Index are likely to change over time.
Paragraphs 8‑10 of the section entitled “Principal Investment Strategies” on page S‑3 of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the Fund’s Principal Risks
The section entitled “Style Factors Risk” on page S‑7 of the Summary Prospectus and the Prospectus and page 10 of the Prospectus is deleted in its entirety.
The following sections are added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus:
Quality Stocks Risk. Stocks included in the Underlying Index are deemed by the Index Provider to be quality stocks, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Such securities may decline in price or fail to appreciate for long periods of time, and they may never realize their full potential value. Value securities may underperform growth securities and other types of assets as well as the overall stock market. Value securities may go in and out of favor over time, which could affect the performance of the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.